Quarterly portfolio holdings
John Hancock
Global Equity Fund
International equity
May 31, 2026
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Fund’s investments

As of 5-31-26 (unaudited)
	Shares	Value
Common stocks 95.0%		$1,074,474,185
(Cost $929,897,486)
Belgium 2.0%		22,658,860
Anheuser-Busch InBev SA/NV	282,997	22,658,860
Denmark 1.6%		18,121,207
DSV A/S	72,439	18,121,207
France 4.9%		55,268,776
Air Liquide SA	53,900	11,134,840
Publicis Groupe SA	118,084	11,488,260
Schneider Electric SE	48,633	15,274,784
Schneider Electric SE (Euronext London Exchange)	3,532	1,104,798
TotalEnergies SE	185,384	16,266,094
Germany 2.7%		31,001,361
Deutsche Bank AG	356,722	11,559,600
Deutsche Telekom AG	579,054	19,441,761
Hong Kong 1.5%		16,747,261
Prudential PLC	1,177,107	16,747,261
Ireland 7.6%		86,144,616
Bank of Ireland Group PLC	884,401	17,970,101
CRH PLC	206,314	22,444,900
Medtronic PLC	226,664	16,730,070
Ryanair Holdings PLC, ADR	250,157	15,204,542
Smurfit WestRock PLC	335,237	13,795,003
Japan 7.0%		79,353,680
Mitsubishi Estate Company, Ltd.	476,900	12,050,183
Seven & i Holdings Company, Ltd.	815,300	9,500,681
Sony Group Corp.	817,300	17,629,316
Sumitomo Mitsui Financial Group, Inc.	331,800	12,101,698
Sumitomo Mitsui Trust Group, Inc.	339,400	11,691,405
Suzuki Motor Corp.	1,322,700	16,380,397
Netherlands 4.6%		52,031,691
Airbus SE	54,133	11,304,426
ASML Holding NV	6,876	11,118,017
Euronext NV (A)	105,615	17,163,432
ING Groep NV	401,797	12,445,816
Switzerland 4.3%		48,502,281
Chubb, Ltd.	59,062	18,411,397
Roche Holding AG	40,428	17,010,085
SGS SA	115,092	13,080,799
Taiwan 2.8%		31,263,983
Taiwan Semiconductor Manufacturing Company, Ltd.	422,000	31,263,983
United Kingdom 8.5%		96,293,095
Anglo American PLC	333,982	17,873,732
AstraZeneca PLC	86,794	16,114,473
British American Tobacco PLC	278,473	17,230,862
Haleon PLC	3,215,448	14,515,815
Imperial Brands PLC	264,148	9,578,389
National Grid PLC	1,307,118	20,979,824
United States 47.5%		537,087,374
Allison Transmission Holdings, Inc.	99,477	11,293,624
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Alphabet, Inc., Class A	66,353	$25,236,700
American Electric Power Company, Inc.	171,501	21,724,032
Analog Devices, Inc.	64,984	26,893,628
Arthur J. Gallagher & Company	49,884	10,032,171
AutoZone, Inc. (B)	3,657	10,733,990
Bank of America Corp.	287,434	14,831,594
Broadcom, Inc.	39,136	17,484,791
Carrier Global Corp.	252,201	16,108,078
Cheniere Energy, Inc.	54,658	12,290,398
Cisco Systems, Inc.	168,233	20,258,618
Citigroup, Inc.	155,494	19,576,695
Citizens Financial Group, Inc.	285,679	17,786,375
ConocoPhillips	120,157	13,695,495
Darden Restaurants, Inc.	69,225	14,115,670
DuPont de Nemours, Inc.	349,020	16,899,548
Emerson Electric Company	125,904	18,107,513
EQT Corp.	294,757	16,191,002
Intercontinental Exchange, Inc.	105,210	15,555,299
International Flavors & Fragrances, Inc.	279,090	21,224,795
L3Harris Technologies, Inc.	36,290	11,437,882
Lowe’s Companies, Inc.	77,775	16,671,849
McKesson Corp.	25,915	19,240,333
Meta Platforms, Inc., Class A	27,064	17,118,251
Micron Technology, Inc.	11,782	11,440,322
Microsoft Corp.	51,578	23,222,479
PepsiCo, Inc.	78,285	11,287,914
The Walt Disney Company	223,048	22,712,978
TransUnion	156,702	11,213,595
U.S. Foods Holding Corp. (B)	236,348	19,345,084
United Rentals, Inc.	17,080	17,006,044

Wells Fargo & Company	210,867	16,350,627
Preferred securities 2.0%		$22,172,261
(Cost $6,092,366)
South Korea 2.0%		22,172,261
Samsung Electronics Company, Ltd.	165,720	22,172,261

	Yield (%)	Shares	Value
Short-term investments 2.7%			$30,003,571
(Cost $30,003,571)
Short-term funds 2.7%			30,003,571
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.4614(C)	30,003,571	30,003,571

Total investments (Cost $965,993,423) 99.7%	$1,126,650,017
Other assets and liabilities, net 0.3%	3,727,327
Total net assets 100.0%	$1,130,377,344

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 5-31-26.
The fund had the following sector composition as a percentage of net assets on 5-31-26:
Financials	18.7%
Information technology	14.6%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	3

Industrials	14.1%
Materials	9.2%
Communication services	8.4%
Consumer staples	7.8%
Health care	7.4%
Consumer discretionary	6.8%
Energy	5.1%
Utilities	3.8%
Real estate	1.1%
Short-term investments and other	3.0%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$22,658,860	—	$22,658,860	—
Denmark	18,121,207	—	18,121,207	—
France	55,268,776	—	55,268,776	—
Germany	31,001,361	—	31,001,361	—
Hong Kong	16,747,261	—	16,747,261	—
Ireland	86,144,616	$68,174,515	17,970,101	—
Japan	79,353,680	—	79,353,680	—
Netherlands	52,031,691	—	52,031,691	—
Switzerland	48,502,281	18,411,397	30,090,884	—
Taiwan	31,263,983	—	31,263,983	—
United Kingdom	96,293,095	—	96,293,095	—
United States	537,087,374	537,087,374	—	—
Preferred securities	22,172,261	—	22,172,261	—
Short-term investments	30,003,571	30,003,571	—	—
Total investments in securities	$1,126,650,017	$653,676,857	$472,973,160	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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